                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY EQUALLY-WEIGHTED S&P 500 FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
     NUMBER OF
       SHARES                                                                                                     VALUE
---------------------                                                                                     ----------------------

                       COMMON STOCKS (98.2%)
                       Advertising/Marketing Services (0.4%)
             419,998   Interpublic Group of Companies, Inc. (The) *                                       $           4,015,181
              51,405   Omnicom Group, Inc.                                                                            4,279,466
                                                                                                          ----------------------
                                                                                                                      8,294,647
                                                                                                          ----------------------
                       Aerospace & Defense (1.6%)
              57,935   Boeing Co.                                                                                     4,514,873
              69,038   General Dynamics Corp.                                                                         4,417,051
             103,230   Goodrich Corp.                                                                                 4,501,860
              51,872   L-3 Communications Holdings, Inc.                                                              4,450,099
              59,385   Lockheed Martin Corp.                                                                          4,461,595
              64,589   Northrop Grumman Corp.                                                                         4,410,783
              98,715   Raytheon Co.                                                                                   4,525,096
              82,940   Rockwell Collins, Inc.                                                                         4,673,669
                                                                                                          ----------------------
                                                                                                                     35,955,026
                                                                                                          ----------------------
                       Agricultural Commodities/Milling (0.2%)
             127,915   Archer-Daniels-Midland Co.                                                                     4,304,340
                                                                                                          ----------------------

                       Air Freight/Couriers (0.4%)
              39,240   FedEx Corp.                                                                                    4,431,765
              57,018   United Parcel Service, Inc. (Class B)                                                          4,526,089
                                                                                                          ----------------------
                                                                                                                      8,957,854
                                                                                                          ----------------------
                       Airlines (0.2%)
             257,697   Southwest Airlines Co.                                                                         4,635,969
                                                                                                          ----------------------

                       Aluminum (0.2%)
             149,793   Alcoa, Inc.                                                                                    4,577,674
                                                                                                          ----------------------

                       Apparel/Footwear (1.2%)
             101,534   Cintas Corp.                                                                                   4,327,379
             127,508   Coach, Inc. *                                                                                  4,409,227
             144,386   Jones Apparel Group, Inc.                                                                      5,106,933
             117,800   Liz Claiborne, Inc.                                                                            4,827,444
              49,582   Nike, Inc. (Class B)                                                                           4,219,428
              75,806   V.F. Corp.                                                                                     4,313,361
                                                                                                          ----------------------
                                                                                                                     27,203,772
                                                                                                          ----------------------
                       Apparel/Footwear Retail (0.8%)
             232,451   Gap, Inc. (The)                                                                                4,342,185
             186,144   Limited Brands, Inc.                                                                           4,553,082
             109,420   Nordstrom, Inc.                                                                                4,287,076
             176,666   TJX Companies, Inc. (The)                                                                      4,384,850
                                                                                                          ----------------------
                                                                                                                     17,567,193
                                                                                                          ----------------------
                       Auto Parts: O.E.M. (0.4%)
              62,704   Eaton Corp.                                                                                    4,575,511
              58,622   Johnson Controls, Inc.                                                                         4,451,168
                                                                                                          ----------------------
                                                                                                                      9,026,679
                                                                                                          ----------------------
                       Automotive Aftermarket (0.4%)
             286,747   Cooper Tire & Rubber Co.                                                                       4,111,952
             308,468   Goodyear Tire & Rubber Co. (The) *                                                             4,466,617
                                                                                                          ----------------------
                                                                                                                      8,578,569
                                                                                                          ----------------------
                       Beverages: Alcoholic (0.8%)
              97,767   Anheuser-Busch Companies, Inc.                                                                 4,181,495
              55,064   Brown-Forman Corp. (Class B)                                                                   4,238,276
             164,788   Constellation Brands Inc. (Class A) *                                                          4,127,939
              63,163   Molson Coors Brewing Co. (Class B)                                                             4,334,245
                                                                                                          ----------------------
                                                                                                                     16,881,955
                                                                                                          ----------------------

                       Beverages: Non-Alcoholic (0.6%)
             100,048   Coca-Cola Co. (The)                                                                            4,189,010
             210,076   Coca-Cola Enterprises Inc.                                                                     4,272,946
             145,776   Pepsi Bottling Group, Inc. (The)                                                               4,430,132
                                                                                                          ----------------------
                                                                                                                     12,892,088
                                                                                                          ----------------------
                       Biotechnology (1.4%)
              57,819   Amgen Inc. *                                                                                   4,206,332
              91,691   Biogen Idec Inc. *                                                                             4,318,646
              96,657   Chiron Corp. *                                                                                 4,427,857
              60,886   Genzyme Corp. *                                                                                4,092,757
              71,241   Gilead Sciences, Inc. *                                                                        4,432,615
             122,859   MedImmune, Inc. *                                                                              4,494,182
              61,574   Millipore Corp. *                                                                              4,498,596
                                                                                                          ----------------------
                                                                                                                     30,470,985
                                                                                                          ----------------------
                       Broadcasting (0.4%)
             143,910   Clear Channel Communications, Inc.                                                             4,174,829
             132,305   Univision Communications, Inc. (Class A) *                                                     4,560,553
                                                                                                          ----------------------
                                                                                                                      8,735,382
                                                                                                          ----------------------
                       Building Products (0.4%)
             101,809   American Standard Companies, Inc.                                                              4,363,534
             135,964   Masco Corp.                                                                                    4,417,470
                                                                                                          ----------------------
                                                                                                                      8,781,004
                                                                                                          ----------------------
                       Cable/Satellite TV (0.2%)
             157,269   Comcast Corp. (Class A) *                                                                      4,114,157
                                                                                                          ----------------------

                       Casino/Gaming (0.4%)
              60,322   Harrah's Entertainment, Inc.                                                                   4,702,703
             128,939   International Game Technology                                                                  4,541,232
                                                                                                          ----------------------
                                                                                                                      9,243,935
                                                                                                          ----------------------
                       Chemicals: Agricultural (0.2%)
              53,062   Monsanto Co.                                                                                   4,497,004
                                                                                                          ----------------------

                       Chemicals: Major Diversified (1.2%)
              96,961   Dow Chemical Co. (The)                                                                         3,936,617
             101,226   Du Pont (E.I.) de Nemours & Co.                                                                4,272,749
              85,190   Eastman Chemical Co.                                                                           4,360,024
             113,896   Engelhard Corp.                                                                                4,511,421
             342,987   Hercules Inc. *                                                                                4,733,221
              90,189   Rohm & Haas Co.                                                                                4,407,536
                                                                                                          ----------------------
                                                                                                                     26,221,568
                                                                                                          ----------------------
                       Chemicals: Specialty (0.8%)
              68,608   Air Products & Chemicals, Inc.                                                                 4,609,771
              67,167   Ashland Inc.                                                                                   4,774,230
              79,364   Praxair, Inc.                                                                                  4,376,925
              67,716   Sigma-Aldrich Corp.                                                                            4,455,036
                                                                                                          ----------------------
                                                                                                                     18,215,962
                                                                                                          ----------------------
                       Commercial Printing/Forms (0.2%)
             128,147   Donnelley (R.R.) & Sons Co.                                                                    4,192,970
                                                                                                          ----------------------

                       Computer Communications (0.6%)
             379,015   Avaya Inc. *                                                                                   4,282,869
             208,616   Cisco Systems, Inc. *                                                                          4,520,709
             225,176   QLogic Corp. *                                                                                 4,357,156
                                                                                                          ----------------------
                                                                                                                     13,160,734
                                                                                                          ----------------------

                       Computer Peripherals (0.6%)
             316,153   EMC Corp. *                                                                                    4,309,165
              92,392   Lexmark International, Inc. (Class A) *                                                        4,192,749
             128,681   Network Appliance, Inc. *                                                                      4,636,376
              42,000   Seagate Technology Inc. (Escrow) (a)                                                                   0
                                                                                                          ----------------------
                                                                                                                     13,138,290
                                                                                                          ----------------------
                       Computer Processing Hardware (1.2%)
              65,500   Apple Computer, Inc. *                                                                         4,108,160
             145,642   Dell, Inc. *                                                                                   4,334,306
           1,750,107   Gateway, Inc. *                                                                                3,832,734
             132,034   Hewlett-Packard Co.                                                                            4,343,919
             114,300   NCR Corp. *                                                                                    4,776,597
             949,532   Sun Microsystems, Inc. *                                                                       4,871,099
                                                                                                          ----------------------
                                                                                                                     26,266,815
                                                                                                          ----------------------
                       Construction Materials (0.2%)
              52,070   Vulcan Materials Co.                                                                           4,511,865
                                                                                                          ----------------------

                       Containers/Packaging (1.0%)
             101,743   Ball Corp.                                                                                     4,459,396
             137,007   Bemis Company, Inc.                                                                            4,326,681
             187,226   Pactiv Corp. *                                                                                 4,594,526
              76,771   Sealed Air Corp.                                                                               4,442,738
             100,126   Temple-Inland Inc.                                                                             4,460,613
                                                                                                          ----------------------
                                                                                                                     22,283,954
                                                                                                          ----------------------
                       Contract Drilling (0.8%)
              64,268   Nabors Industries, Ltd. (Bermuda) *                                                            4,600,303
              56,747   Noble Corp. (Cayman Islands)                                                                   4,602,182
             108,056   Rowan Companies, Inc.                                                                          4,750,142
              56,315   Transocean Inc. (Cayman Islands) *                                                             4,522,094
                                                                                                          ----------------------
                                                                                                                     18,474,721
                                                                                                          ----------------------
                       Data Processing Services (1.4%)
              71,501   Affiliated Computer Services, Inc. (Class A) *                                                 4,265,750
              93,014   Automatic Data Processing, Inc.                                                                4,248,879
              79,267   Computer Sciences Corp. *                                                                      4,403,282
             253,181   Convergys Corp. *                                                                              4,610,426
              95,214   First Data Corp.                                                                               4,457,919
              99,912   Fiserv, Inc. *                                                                                 4,251,256
             105,796   Paychex, Inc.                                                                                  4,407,461
                                                                                                          ----------------------
                                                                                                                     30,644,973
                                                                                                          ----------------------
                       Department Stores (0.8%)
             170,263   Dillard's, Inc. (Class A)                                                                      4,433,649
              62,443   Federated Department Stores, Inc.                                                              4,558,339
              85,116   Kohl's Corp. *                                                                                 4,511,999
              71,923   Penney (J.C.) Co., Inc.                                                                        4,344,868
                                                                                                          ----------------------
                                                                                                                     17,848,855
                                                                                                          ----------------------
                       Discount Stores (1.4%)
             322,163   Big Lots, Inc. *                                                                               4,497,395
              80,714   Costco Wholesale Corp.                                                                         4,371,470
             234,770   Dollar General Corp.                                                                           4,148,386
             170,714   Family Dollar Stores, Inc.                                                                     4,540,992
              33,432   Sears Holdings Corp. *                                                                         4,421,048
              78,766   Target Corp.                                                                                   4,096,620
              90,710   Wal-Mart Stores, Inc.                                                                          4,285,140
                                                                                                          ----------------------
                                                                                                                     30,361,051
                                                                                                          ----------------------
                       Drugstore Chains (0.4%)
             145,895   CVS Corp.                                                                                      4,357,884
              93,452   Walgreen Co.                                                                                   4,030,585
                                                                                                          ----------------------
                                                                                                                      8,388,469
                                                                                                          ----------------------
                       Electric Utilities (4.8%)
             256,703   AES Corp. (The) *                                                                              4,379,353
             125,146   Allegheny Energy, Inc. *                                                                       4,236,192
              83,322   Ameren Corp.                                                                                   4,151,102
             119,303   American Electric Power Co., Inc.                                                              4,058,688

             338,550   CenterPoint Energy, Inc.                                                                       4,038,902
              98,166   Cinergy Corp.                                                                                  4,457,718
             305,795   CMS Energy Corp. *                                                                             3,960,045
              93,929   Consolidated Edison, Inc.                                                                      4,085,912
              75,792   Constellation Energy Group, Inc.                                                               4,146,580
              57,819   Dominion Resources, Inc.                                                                       3,991,246
              98,747   DTE Energy Co.                                                                                 3,958,767
             151,136   Duke Energy Corp.                                                                              4,405,614
              97,699   Edison International                                                                           4,023,245
              59,119   Entergy Corp.                                                                                  4,075,664
              75,765   Exelon Corp.                                                                                   4,007,969
              83,041   FirstEnergy Corp.                                                                              4,060,705
             104,265   FPL Group, Inc.                                                                                4,185,197
             109,336   PG&E Corp.                                                                                     4,253,170
             105,617   Pinnacle West Capital Corp.                                                                    4,129,625
             136,840   PPL Corp.                                                                                      4,023,096
              93,659   Progress Energy, Inc.                                                                          4,119,123
              62,463   Public Service Enterprise Group, Inc.                                                          4,000,131
             125,304   Southern Co. (The)                                                                             4,106,212
             254,523   TECO Energy, Inc.                                                                              4,102,911
              85,492   TXU Corp.                                                                                      3,826,622
             228,933   Xcel Energy, Inc.                                                                              4,155,134
                                                                                                          ----------------------
                                                                                                                    106,938,923
                                                                                                          ----------------------
                       Electrical Products (0.8%)
             188,990   American Power Conversion Corp.                                                                4,367,559
              53,225   Cooper Industries Ltd. (Class A) (Bermuda)                                                     4,625,253
              52,647   Emerson Electric Co.                                                                           4,402,869
             136,510   Molex Inc.                                                                                     4,532,132
                                                                                                          ----------------------
                                                                                                                     17,927,813
                                                                                                          ----------------------
                       Electronic Components (0.6%)
             118,723   Jabil Circuit, Inc. *                                                                          5,088,468
           1,035,516   Sanmina-SCI Corp. *                                                                            4,245,616
           1,102,409   Solectron Corp. *                                                                              4,409,636
                                                                                                          ----------------------
                                                                                                                     13,743,720
                                                                                                          ----------------------
                       Electronic Equipment/Instruments (1.4%)
             118,942   Agilent Technologies, Inc. *                                                                   4,466,272
           1,113,648   JDS Uniphase Corp. *                                                                           4,643,912
              61,963   Rockwell Automation, Inc.                                                                      4,455,759
             392,154   Symbol Technologies, Inc.                                                                      4,148,989
             122,896   Tektronix, Inc.                                                                                4,388,616
             125,634   Thermo Electron Corp. *                                                                        4,659,765
             288,387   Xerox Corp. *                                                                                  4,383,482
                                                                                                          ----------------------
                                                                                                                     31,146,795
                                                                                                          ----------------------
                       Electronic Production Equipment (0.8%)
             242,153   Applied Materials, Inc.                                                                        4,240,099
              86,416   KLA-Tencor Corp.                                                                               4,179,078
             172,305   Novellus Systems, Inc. *                                                                       4,135,320
             283,106   Teradyne, Inc. *                                                                               4,390,974
                                                                                                          ----------------------
                                                                                                                     16,945,471
                                                                                                          ----------------------
                       Electronics/Appliance Stores (0.6%)
              79,128   Best Buy Co., Inc.                                                                             4,425,629
             177,850   Circuit City Stores - Circuit City Group                                                       4,353,768
             223,497   RadioShack Corp.                                                                               4,297,847
                                                                                                          ----------------------
                                                                                                                     13,077,244
                                                                                                          ----------------------

                       Electronics/Appliances (0.9%)
             151,708   Eastman Kodak Co.                                                                              4,314,576
              39,800   Harman International Industries, Inc.                                                          4,422,974
             253,457   Maytag Corp.                                                                                   5,406,238
              51,663   Whirlpool Corp.                                                                                4,725,615
                                                                                                          ----------------------
                                                                                                                     18,869,403
                                                                                                          ----------------------
                       Engineering & Construction (0.2%)
              53,509   Fluor Corp.                                                                                    4,591,072
                                                                                                          ----------------------

                       Environmental Services (0.4%)
             395,638   Allied Waste Industries, Inc. *                                                                4,842,609
             130,581   Waste Management, Inc.                                                                         4,609,509
                                                                                                          ----------------------
                                                                                                                      9,452,118
                                                                                                          ----------------------
                       Finance/Rental/Leasing (1.3%)
              51,713   Capital One Financial Corp.                                                                    4,163,931
              82,861   CIT Group, Inc.                                                                                4,434,721
             116,695   Countrywide Financial Corp.                                                                    4,282,707
              84,462   Fannie Mae                                                                                     4,341,347
              65,918   Freddie Mac                                                                                    4,020,998
              99,565   Ryder System, Inc.                                                                             4,458,521
              79,746   SLM Corp.                                                                                      4,142,007
                                                                                                          ----------------------
                                                                                                                     29,844,232
                                                                                                          ----------------------
                       Financial Conglomerates (1.2%)
              79,395   American Express Co.                                                                           4,172,207
              89,333   Citigroup, Inc.                                                                                4,220,091
             108,934   JPMorgan Chase & Co.                                                                           4,536,012
              87,178   Principal Financial Group, Inc.                                                                4,254,286
              57,940   Prudential Financial, Inc.                                                                     4,392,431
              71,854   State Street Corp.                                                                             4,342,137
                                                                                                          ----------------------
                                                                                                                     25,917,164
                                                                                                          ----------------------
                       Financial Publishing/Services (0.6%)
             114,215   Equifax, Inc.                                                                                  4,253,367
              77,416   McGraw-Hill Companies, Inc. (The)                                                              4,460,710
              64,571   Moody's Corp.                                                                                  4,614,244
                                                                                                          ----------------------
                                                                                                                     13,328,321
                                                                                                          ----------------------
                       Food Distributors (0.2%)
             134,282   SYSCO Corp.                                                                                    4,303,738
                                                                                                          ----------------------

                       Food Retail (1.0%)
             169,462   Albertson's, Inc.                                                                              4,350,090
             215,751   Kroger Co.                                                                                     4,392,690
             168,811   Safeway Inc.                                                                                   4,240,532
             132,063   Supervalu, Inc.                                                                                4,070,182
              66,062   Whole Foods Market, Inc.                                                                       4,389,159
                                                                                                          ----------------------
                                                                                                                     21,442,653
                                                                                                          ----------------------
                       Food: Major Diversified (1.4%)
             136,735   Campbell Soup Co.                                                                              4,430,214
             215,645   ConAgra Foods Inc.                                                                             4,627,742
              87,125   General Mills, Inc.                                                                            4,415,495
             118,443   Heinz (H.J.) Co.                                                                               4,491,359
              93,124   Kellogg Co.                                                                                    4,101,181
              72,459   PepsiCo, Inc.                                                                                  4,187,406
             232,963   Sara Lee Corp.                                                                                 4,165,378
                                                                                                          ----------------------
                                                                                                                     30,418,775
                                                                                                          ----------------------
                       Food: Meat/Fish/Dairy (0.2%)
             317,010   Tyson Foods, Inc. (Class A)                                                                    4,355,717
                                                                                                          ----------------------

                       Food: Specialty/Candy (0.6%)
              78,635   Hershey Co. (The)                                                                              4,107,106
             131,227   McCormick & Co., Inc. (Non-Voting)                                                             4,443,346
              63,345   Wrigley (Wm.) Jr. Co.                                                                          4,054,080
                                                                                                          ----------------------
                                                                                                                     12,604,532
                                                                                                          ----------------------
                       Forest Products (0.4%)
             158,091   Louisiana-Pacific Corp.                                                                        4,300,075
              61,549   Weyerhaeuser Co.                                                                               4,457,994
                                                                                                          ----------------------
                                                                                                                      8,758,069
                                                                                                          ----------------------
                       Gas Distributors (1.1%)
             879,975   Dynegy, Inc. (Class A) *                                                                       4,223,880
             110,411   KeySpan Corp.                                                                                  4,512,498
             101,171   Nicor Inc.                                                                                     4,002,325
             201,679   NiSource, Inc.                                                                                 4,077,949
             111,896   Peoples Energy Corp.                                                                           3,987,973
              90,435   Sempra Energy                                                                                  4,201,610
                                                                                                          ----------------------
                                                                                                                     25,006,235
                                                                                                          ----------------------
                       Home Building (0.9%)
              64,483   Centex Corp.                                                                                   3,997,301
             122,477   D.R. Horton, Inc.                                                                              4,068,686
              62,950   KB Home                                                                                        4,090,491
              70,576   Lennar Corp. (Class A)                                                                         4,261,379
             106,708   Pulte Homes, Inc.                                                                              4,099,721
                                                                                                          ----------------------
                                                                                                                     20,517,578
                                                                                                          ----------------------
                       Home Furnishings (0.4%)
             175,995   Leggett & Platt, Inc.                                                                          4,288,998
             177,437   Newell Rubbermaid, Inc.                                                                        4,469,638
                                                                                                          ----------------------
                                                                                                                      8,758,636
                                                                                                          ----------------------
                       Home Improvement Chains (0.6%)
             101,988   Home Depot, Inc. (The)                                                                         4,314,092
              62,448   Lowe's Companies, Inc.                                                                         4,024,149
              93,854   Sherwin-Williams Co.                                                                           4,640,142
                                                                                                          ----------------------
                                                                                                                     12,978,383
                                                                                                          ----------------------
                       Hospital/Nursing Management (0.8%)
              92,051   HCA, Inc.                                                                                      4,215,015
             199,682   Health Management Associates, Inc. (Class A)                                                   4,307,141
             103,021   Manor Care, Inc.                                                                               4,568,981
             581,766   Tenet Healthcare Corp. *                                                                       4,293,433
                                                                                                          ----------------------
                                                                                                                     17,384,570
                                                                                                          ----------------------
                       Hotels/Resorts/Cruiselines (0.8%)
              83,093   Carnival Corp. (Panama)                                                                        3,936,115
             185,635   Hilton Hotels Corp.                                                                            4,726,267
              64,006   Marriott International, Inc. (Class A)                                                         4,390,812
              67,843   Starwood Hotels & Resorts Worldwide, Inc.                                                      4,595,006
                                                                                                          ----------------------
                                                                                                                     17,648,200
                                                                                                          ----------------------
                       Household/Personal Care (1.5%)
              92,031   Alberto-Culver Co.                                                                             4,070,531
             140,717   Avon Products, Inc.                                                                            4,386,149
              72,373   Clorox Co. (The)                                                                               4,331,524
              77,484   Colgate-Palmolive Co.                                                                          4,424,336
             116,100   Estee Lauder Companies, Inc. (The) (Class A)                                                   4,317,759
             123,075   International Flavors & Fragrances, Inc.                                                       4,223,934
              71,796   Kimberly-Clark Corp.                                                                           4,149,809
              74,591   Procter & Gamble Co. (The)                                                                     4,297,933
                                                                                                          ----------------------
                                                                                                                     34,201,975
                                                                                                          ----------------------
                       Industrial Conglomerates (1.8%)
              56,629   3M Co.                                                                                         4,286,249
              69,916   Danaher Corp.                                                                                  4,443,162
             122,726   General Electric Co. **                                                                        4,268,410
             105,479   Honeywell International, Inc.                                                                  4,511,337
             104,841   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                    4,381,305
              80,946   ITT Industries, Inc.                                                                           4,550,784
              48,295   Textron, Inc.                                                                                  4,510,270

             157,855   Tyco International Ltd. (Bermuda)                                                              4,243,142
              74,694   United Technologies Corp.                                                                      4,330,011
                                                                                                          ----------------------
                                                                                                                     39,524,670
                                                                                                          ----------------------
                       Industrial Machinery (0.4%)
              46,193   Illinois Tool Works Inc.                                                                       4,448,848
              54,525   Parker Hannifin Corp.                                                                          4,395,260
                                                                                                          ----------------------
                                                                                                                      8,844,108
                                                                                                          ----------------------
                       Industrial Specialties (0.4%)
             114,794   Ecolab Inc.                                                                                    4,385,131
              71,230   PPG Industries, Inc.                                                                           4,512,421
                                                                                                          ----------------------
                                                                                                                      8,897,552
                                                                                                          ----------------------
                       Information Technology Services (0.8%)
             125,564   Citrix Systems, Inc. *                                                                         4,758,876
             161,196   Electronic Data Systems Corp.                                                                  4,324,889
              51,966   International Business Machines Corp.                                                          4,285,636
             646,171   Unisys Corp. *                                                                                 4,452,118
                                                                                                          ----------------------
                                                                                                                     17,821,519
                                                                                                          ----------------------
                       Insurance Brokers/Services (0.4%)
             109,499   AON Corp.                                                                                      4,545,303
             140,940   Marsh & McLennan Companies, Inc.                                                               4,137,998
                                                                                                          ----------------------
                                                                                                                      8,683,301
                                                                                                          ----------------------
                       Integrated Oil (1.0%)
              31,389   Amerada Hess Corp.                                                                             4,469,794
              74,069   Chevron Corp.                                                                                  4,293,780
              71,892   ConocoPhillips                                                                                 4,539,980
              71,012   Exxon Mobil Corp.                                                                              4,321,790
              90,536   Murphy Oil Corp.                                                                               4,510,504
                                                                                                          ----------------------
                                                                                                                     22,135,848
                                                                                                          ----------------------
                       Internet Retail (0.2%)
             117,679   Amazon.com, Inc. *                                                                             4,296,460
                                                                                                          ----------------------

                       Internet Software/Services (0.4%)
             182,397   VeriSign, Inc. *                                                                               4,375,704
             140,847   Yahoo!, Inc. *                                                                                 4,543,724
                                                                                                          ----------------------
                                                                                                                      8,919,428
                                                                                                          ----------------------
                       Investment Banks/Brokers (1.6%)
              97,563   Ameriprise Financial, Inc.                                                                     4,396,189
              33,945   Bear Stearns Companies, Inc. (The)                                                             4,708,172
             171,298   E*TRADE Group, Inc. *                                                                          4,621,620
              29,997   Goldman Sachs Group, Inc. (The)                                                                4,708,329
              31,585   Lehman Brothers Holdings Inc.                                                                  4,564,980
              58,010   Merrill Lynch & Co., Inc.                                                                      4,568,868
              74,847   Morgan Stanley                                                                                 4,701,889
             248,774   Schwab (Charles) Corp. (The)                                                                   4,281,401
                                                                                                          ----------------------
                                                                                                                     36,551,448
                                                                                                          ----------------------
                       Investment Managers (1.0%)
             115,709   Federated Investors, Inc. (Class B)                                                            4,518,436
              44,681   Franklin Resources, Inc.                                                                       4,210,737
             203,349   Janus Capital Group, Inc.                                                                      4,711,596
             127,602   Mellon Financial Corp.                                                                         4,542,631
              58,181   Price (T.) Rowe Group, Inc.                                                                    4,550,336
                                                                                                          ----------------------
                                                                                                                     22,533,736
                                                                                                          ----------------------
                       Life/Health Insurance (1.3%)
              91,118   AFLAC, Inc.                                                                                    4,112,155
             123,513   Genworth Financial Inc. (Class A)                                                              4,129,040
              75,879   Jefferson-Pilot Corp.                                                                          4,244,671
              80,933   Lincoln National Corp.                                                                         4,418,132
              84,238   MetLife, Inc.                                                                                  4,074,592
              77,517   Torchmark Corp.                                                                                4,426,221
             200,818   UnumProvident Corp.                                                                            4,112,753
                                                                                                          ----------------------
                                                                                                                     29,517,564
                                                                                                          ----------------------
                       Major Banks (2.3%)
              91,574   Bank of America Corp.                                                                          4,170,280

             126,978   Bank of New York Co., Inc. (The)                                                               4,576,287
             104,394   BB&T Corp.                                                                                     4,092,245
              73,338   Comerica, Inc.                                                                                 4,251,404
             177,728   Huntington Bancshares, Inc.                                                                    4,288,577
             120,692   KeyCorp                                                                                        4,441,466
             118,409   National City Corp.                                                                            4,132,474
              64,663   PNC Financial Services Group                                                                   4,352,467
             124,055   Regions Financial Corp.                                                                        4,363,014
              56,796   SunTrust Banks, Inc.                                                                           4,132,477
              78,672   Wachovia Corp.                                                                                 4,409,566
              68,378   Wells Fargo & Co.                                                                              4,367,303
                                                                                                          ----------------------
                                                                                                                     51,577,560
                                                                                                          ----------------------
                       Major Telecommunications (1.0%)
              66,950   ALLTEL Corp.                                                                                   4,335,013
             167,047   AT&T Inc.                                                                                      4,516,951
             131,113   BellSouth Corp.                                                                                4,543,065
             168,080   Sprint Nextel Corp.                                                                            4,343,187
             131,075   Verizon Communications Inc.                                                                    4,464,415
                                                                                                          ----------------------
                                                                                                                     22,202,631
                                                                                                          ----------------------
                       Managed Health Care (1.4%)
              88,333   Aetna, Inc.                                                                                    4,340,684
              85,354   Caremark Rx, Inc. *                                                                            4,197,710
              34,032   CIGNA Corp.                                                                                    4,445,260
              74,850   Coventry Health Care, Inc. *                                                                   4,040,403
              87,407   Humana, Inc. *                                                                                 4,601,979
              74,709   UnitedHealth Group Inc.                                                                        4,173,245
              55,400   WellPoint Inc. *                                                                               4,289,622
                                                                                                          ----------------------
                                                                                                                     30,088,903
                                                                                                          ----------------------
                       Media Conglomerates (1.0%)
             172,025   CBS Corp. (Class B)                                                                            4,125,160
             157,482   Disney (Walt) Co. (The)                                                                        4,392,173
             259,635   News Corp Inc. (Class A)                                                                       4,312,537
             248,111   Time Warner, Inc.                                                                              4,165,784
             108,596   Viacom, Inc. (Class B) *                                                                       4,213,525
                                                                                                          ----------------------
                                                                                                                     21,209,179
                                                                                                          ----------------------
                       Medical Distributors (0.8%)
              94,535   AmerisourceBergen Corp.                                                                        4,563,204
              60,177   Cardinal Health, Inc.                                                                          4,484,390
              83,020   McKesson Corp.                                                                                 4,327,833
             120,379   Patterson Companies, Inc. *                                                                    4,237,341
                                                                                                          ----------------------
                                                                                                                     17,612,768
                                                                                                          ----------------------
                       Medical Specialties (3.2%)
             161,794   Applera Corp. - Applied Biosystems Group                                                       4,391,089
              61,620   Bard (C.R.), Inc.                                                                              4,178,452
              61,496   Bausch & Lomb, Inc.                                                                            3,917,295
             109,551   Baxter International, Inc.                                                                     4,251,674
              70,473   Becton, Dickinson & Co.                                                                        4,339,727
             116,130   Biomet, Inc.                                                                                   4,124,938
             187,235   Boston Scientific Corp. *                                                                      4,315,767
              64,710   Fisher Scientific International, Inc. *                                                        4,403,516
              57,913   Guidant Corp.                                                                                  4,520,689
             101,638   Hospira, Inc. *                                                                                4,010,635
              80,426   Medtronic, Inc.                                                                                4,081,620
             151,358   Pall Corp.                                                                                     4,720,856
             183,897   PerkinElmer, Inc.                                                                              4,316,063
              94,012   St. Jude Medical, Inc. *                                                                       3,854,492
              86,363   Stryker Corp.                                                                                  3,829,335
             101,606   Waters Corp. *                                                                                 4,384,299
              61,221   Zimmer Holdings, Inc. *                                                                        4,138,540
                                                                                                          ----------------------
                                                                                                                     71,778,987
                                                                                                          ----------------------
                       Miscellaneous Commercial Services (0.2%)
             179,928   Sabre Holdings Corp. (Class A)                                                                 4,233,706
                                                                                                          ----------------------

                       Miscellaneous Manufacturing (0.2%)
              93,984   Dover Corp.                                                                                    4,563,863
                                                                                                          ----------------------

                       Motor Vehicles (0.6%)
             542,287   Ford Motor Co.                                                                                 4,316,605
             200,438   General Motors Corp.                                                                           4,263,316
              86,611   Harley-Davidson, Inc.                                                                          4,493,379
                                                                                                          ----------------------
                                                                                                                     13,073,300
                                                                                                          ----------------------
                       Multi-Line Insurance (0.8%)
              65,537   American International Group, Inc.                                                             4,331,340
              51,274   Hartford Financial Services Group, Inc. (The)                                                  4,130,121
              44,917   Loews Corp.                                                                                    4,545,600
              79,640   Safeco Corp.                                                                                   3,998,724
                                                                                                          ----------------------
                                                                                                                     17,005,785
                                                                                                          ----------------------
                       Office Equipment/Supplies (0.4%)
              75,241   Avery Dennison Corp.                                                                           4,400,094
             102,400   Pitney Bowes, Inc.                                                                             4,396,032
                                                                                                          ----------------------
                                                                                                                      8,796,126
                                                                                                          ----------------------
                       Oil & Gas Pipelines (0.6%)
             343,771   El Paso Corp.                                                                                  4,142,441
              45,282   Kinder Morgan, Inc.                                                                            4,165,491
             202,741   Williams Companies, Inc. (The)                                                                 4,336,630
                                                                                                          ----------------------
                                                                                                                     12,644,562
                                                                                                          ----------------------
                       Oil & Gas Production (1.8%)
              45,213   Anadarko Petroleum Corp.                                                                       4,566,965
              64,103   Apache Corp.                                                                                   4,199,388
              49,876   Burlington Resources, Inc.                                                                     4,584,103
             134,453   Chesapeake Energy Corp.                                                                        4,223,169
              70,004   Devon Energy Corp.                                                                             4,282,145
              58,369   EOG Resources, Inc.                                                                            4,202,568
              45,020   Kerr-McGee Corp.                                                                               4,298,510
              47,437   Occidental Petroleum Corp.                                                                     4,395,038
               9,078   Tronox Inc. (Class B)                                                                            154,232
              98,770   XTO Energy Inc.                                                                                4,303,409
                                                                                                          ----------------------
                                                                                                                     39,209,527
                                                                                                          ----------------------
                       Oil Refining/Marketing (0.6%)
              59,066   Marathon Oil Corp.                                                                             4,499,057
              54,625   Sunoco, Inc.                                                                                   4,237,261
              78,276   Valero Energy Corp.                                                                            4,679,339
                                                                                                          ----------------------
                                                                                                                     13,415,657
                                                                                                          ----------------------
                       Oilfield Services/Equipment (1.2%)
              67,237   Baker Hughes Inc.                                                                              4,599,011
             129,124   BJ Services Co.                                                                                4,467,690
              64,076   Halliburton Co.                                                                                4,678,830
              70,576   National OilwellVarco, Inc. *                                                                  4,525,333
              36,595   Schlumberger Ltd. (Netherlands Antilles)                                                       4,631,829
             104,380   Weatherford International Ltd. (Bermuda) *                                                     4,775,385
                                                                                                          ----------------------
                                                                                                                     27,678,078
                                                                                                          ----------------------
                       Other Consumer Services (0.8%)
              81,275   Apollo Group, Inc. (Class A) *                                                                 4,267,750
             199,025   Block (H.&R.), Inc.                                                                            4,308,891
             246,444   Cendant Corp.                                                                                  4,275,803
             110,842   eBay, Inc. *                                                                                   4,329,489
                                                                                                          ----------------------
                                                                                                                     17,181,933
                                                                                                          ----------------------

                       Other Consumer Specialties (0.2%)
              52,967   Fortune Brands, Inc.                                                                           4,270,729
                                                                                                          ----------------------

                       Other Metals/Minerals (0.2%)
              59,683   Phelps Dodge Corp.                                                                             4,806,272
                                                                                                          ----------------------

                       Packaged Software (2.1%)
             117,711   Adobe Systems, Inc. *                                                                          4,110,468
             107,740   Autodesk, Inc. *                                                                               4,150,145
             202,605   BMC Software, Inc. *                                                                           4,388,424
             153,119   CA Inc.                                                                                        4,166,368
             508,434   Compuware Corp. *                                                                              3,981,038
              81,490   Intuit Inc. *                                                                                  4,334,453
             161,205   Microsoft Corp. **                                                                             4,386,388
             582,567   Novell, Inc. *                                                                                 4,474,115
             324,577   Oracle Corp. *                                                                                 4,443,459
             271,317   Parametric Technology Corp. *                                                                  4,430,607
             272,715   Symantec Corp. *                                                                               4,589,793
                                                                                                          ----------------------
                                                                                                                     47,455,258
                                                                                                          ----------------------
                       Personnel Services (0.4%)
              88,576   Monster Worldwide, Inc. *                                                                      4,416,399
             110,771   Robert Half International, Inc.                                                                4,276,868
                                                                                                          ----------------------
                                                                                                                      8,693,267
                                                                                                          ----------------------
                       Pharmaceuticals: Generic Drugs (0.6%)
              68,788   Barr Pharmaceuticals Inc. *                                                                    4,332,268
             180,990   Mylan Laboratories, Inc.                                                                       4,235,166
             145,642   Watson Pharmaceuticals, Inc. *                                                                 4,185,751
                                                                                                          ----------------------
                                                                                                                     12,753,185
                                                                                                          ----------------------
                       Pharmaceuticals: Major (1.6%)
              99,829   Abbott Laboratories                                                                            4,239,738
             187,239   Bristol-Myers Squibb Co.                                                                       4,607,952
              70,190   Johnson & Johnson                                                                              4,156,652
              74,287   Lilly (Eli) & Co.                                                                              4,108,071
             126,551   Merck & Co., Inc.                                                                              4,458,392
             170,909   Pfizer, Inc. **                                                                                4,259,052
             229,181   Schering-Plough Corp.                                                                          4,352,147
              90,568   Wyeth                                                                                          4,394,359
                                                                                                          ----------------------
                                                                                                                     34,576,363
                                                                                                          ----------------------
                       Pharmaceuticals: Other (0.6%)
              38,392   Allergan, Inc.                                                                                 4,165,532
             100,292   Forest Laboratories, Inc. *                                                                    4,476,032
             231,653   King Pharmaceuticals, Inc. *                                                                   3,996,014
                                                                                                          ----------------------
                                                                                                                     12,637,578
                                                                                                          ----------------------
                       Precious Metals (0.4%)
              80,566   Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                 4,815,430
              85,831   Newmont Mining Corp.                                                                           4,453,771
                                                                                                          ----------------------
                                                                                                                      9,269,201
                                                                                                          ----------------------
                       Property - Casualty Insurers (1.3%)
              79,096   ACE Ltd. (Cayman Islands)                                                                      4,113,783
              77,258   Allstate Corp. (The)                                                                           4,025,914
              44,889   Chubb Corp. (The)                                                                              4,284,206
              96,322   Cincinnati Financial Corp.                                                                     4,052,267
              39,891   Progressive Corp. (The)                                                                        4,159,036
             101,932   St. Paul Travelers Companies, Inc. (The)                                                       4,259,738
              62,791   XL Capital Ltd. (Class A) (Cayman Islands)                                                     4,025,531
                                                                                                          ----------------------
                                                                                                                     28,920,475
                                                                                                          ----------------------
                       Publishing: Books/Magazines (0.2%)
              80,354   Meredith Corp.                                                                                 4,482,950
                                                                                                          ----------------------

                       Publishing: Newspapers (1.1%)
             112,560   Dow Jones & Co., Inc.                                                                          4,423,608
              71,735   Gannett Co., Inc.                                                                              4,298,361
              67,556   Knight-Ridder, Inc.                                                                            4,270,215
             162,582   New York Times Co. (The) (Class A)                                                             4,114,950
              92,300   Scripps (E.W.) Co. (Class A)                                                                   4,126,733
             144,253   Tribune Co.                                                                                    3,956,860
                                                                                                          ----------------------
                                                                                                                     25,190,727
                                                                                                          ----------------------
                       Pulp & Paper (0.4%)
             128,657   International Paper Co.                                                                        4,447,672
             153,229   MeadWestvaco Corp.                                                                             4,184,684
                                                                                                          ----------------------
                                                                                                                      8,632,356
                                                                                                          ----------------------
                       Railroads (0.8%)
              55,827   Burlington Northern Santa Fe Corp.                                                             4,652,064
              75,854   CSX Corp.                                                                                      4,536,069
              83,617   Norfolk Southern Corp.                                                                         4,521,171
              49,525   Union Pacific Corp.                                                                            4,623,159
                                                                                                          ----------------------
                                                                                                                     18,332,463
                                                                                                          ----------------------
                       Real Estate Investment Trusts (1.8%)
              94,933   Apartment Investment & Management Co. (Class A)                                                4,452,358
              90,423   Archstone-Smith Trust                                                                          4,409,930
             129,457   Equity Office Properties Trust                                                                 4,347,166
              96,559   Equity Residential                                                                             4,517,996
             113,061   Plum Creek Timber Co., Inc.                                                                    4,175,343
              80,240   ProLogis                                                                                       4,292,840
              54,703   Public Storage, Inc.                                                                           4,443,525
              50,987   Simon Property Group, Inc.                                                                     4,290,046
              45,808   Vornado Realty Trust                                                                           4,397,568
                                                                                                          ----------------------
                                                                                                                     39,326,772
                                                                                                          ----------------------
                       Recreational Products (0.8%)
             110,523   Brunswick Corp.                                                                                4,294,924
              80,549   Electronic Arts, Inc. *                                                                        4,407,641
             203,204   Hasbro, Inc.                                                                                   4,287,604
             249,879   Mattel, Inc.                                                                                   4,530,306
                                                                                                          ----------------------
                                                                                                                     17,520,475
                                                                                                          ----------------------
                       Regional Banks (2.1%)
             155,450   AmSouth Bancorporation                                                                         4,204,923
              87,424   Compass Bancshares, Inc.                                                                       4,424,529
             108,015   Fifth Third Bancorp                                                                            4,251,470
             105,906   First Horizon National Corp.                                                                   4,410,985
              38,487   M&T Bank Corp.                                                                                 4,392,906
              93,896   Marshall & Ilsley Corp.                                                                        4,091,988
             156,157   North Fork Bancorporation, Inc.                                                                4,502,006
              80,031   Northern Trust Corp.                                                                           4,201,628
             151,801   Synovus Financial Corp.                                                                        4,112,289
             136,917   U.S. Bancorp                                                                                   4,175,969
              53,037   Zions Bancorporation                                                                           4,387,751
                                                                                                          ----------------------
                                                                                                                     47,156,444
                                                                                                          ----------------------
                       Restaurants (1.0%)
             109,446   Darden Restaurants, Inc.                                                                       4,490,569
             123,502   McDonald's Corp.                                                                               4,243,529
             123,198   Starbucks Corp. *                                                                              4,637,173
              69,112   Wendy's International, Inc.                                                                    4,289,091
              85,309   Yum! Brands, Inc.                                                                              4,168,198
                                                                                                          ----------------------
                                                                                                                     21,828,560
                                                                                                          ----------------------
                       Savings Banks (0.6%)
              62,538   Golden West Financial Corp.                                                                    4,246,330
             191,411   Sovereign Bancorp, Inc.                                                                        4,193,815
              98,938   Washington Mutual, Inc.                                                                        4,216,738
                                                                                                          ----------------------
                                                                                                                     12,656,883
                                                                                                          ----------------------

                       Semiconductors (3.2%)
             132,851   Advanced Micro Devices, Inc. *                                                                 4,405,339
             216,090   Altera Corp. *                                                                                 4,460,098
             113,759   Analog Devices, Inc.                                                                           4,355,832
           1,150,581   Applied Micro Circuits Corp. *                                                                 4,682,865
             100,541   Broadcom Corp. (Class A) *                                                                     4,339,350
             164,060   Freescale Semiconductor Inc. (Class B) *                                                       4,555,946
             216,748   Intel Corp. **                                                                                 4,194,074
             120,320   Linear Technology Corp.                                                                        4,220,826
             403,424   LSI Logic Corp. *                                                                              4,663,581
             117,093   Maxim Integrated Products, Inc.                                                                4,350,005
             305,367   Micron Technology, Inc. *                                                                      4,495,002
             159,238   National Semiconductor Corp.                                                                   4,433,186
              92,481   NVIDIA Corp. *                                                                                 5,295,462
             372,135   PMC - Sierra, Inc. *                                                                           4,573,539
             140,287   Texas Instruments Inc.                                                                         4,555,119
             161,651   Xilinx, Inc.                                                                                   4,115,634
                                                                                                          ----------------------
                                                                                                                     71,695,858
                                                                                                          ----------------------
                       Services to the Health Industry (1.0%)
              49,144   Express Scripts, Inc. *                                                                        4,319,758
             165,383   IMS Health Inc.                                                                                4,261,920
              77,563   Laboratory Corp. of America Holdings *                                                         4,535,884
              75,408   Medco Health Solutions Inc. *                                                                  4,314,846
              81,667   Quest Diagnostics Inc.                                                                         4,189,517
                                                                                                          ----------------------
                                                                                                                     21,621,925
                                                                                                          ----------------------
                       Specialty Insurance (0.6%)
              55,685   Ambac Financial Group, Inc.                                                                    4,432,526
              70,458   MBIA Inc.                                                                                      4,236,640
              64,360   MGIC Investment Corp.                                                                          4,288,307
                                                                                                          ----------------------
                                                                                                                     12,957,473
                                                                                                          ----------------------
                       Specialty Stores (1.4%)
             192,950   AutoNation, Inc. *                                                                             4,158,073
              44,397   AutoZone, Inc. *                                                                               4,425,937
             115,057   Bed Bath & Beyond Inc. *                                                                       4,418,189
             121,473   Office Depot, Inc. *                                                                           4,523,655
             146,778   OfficeMax Inc.                                                                                 4,428,292
             180,123   Staples, Inc.                                                                                  4,596,739
             110,658   Tiffany & Co.                                                                                  4,154,101
                                                                                                          ----------------------
                                                                                                                     30,704,986
                                                                                                          ----------------------
                       Specialty Telecommunications (0.6%)
             118,473   CenturyTel, Inc.                                                                               4,634,664
             320,857   Citizens Communications Co.                                                                    4,257,772
             649,896   Qwest Communications International, Inc. *                                                     4,419,293
                                                                                                          ----------------------
                                                                                                                     13,311,729
                                                                                                          ----------------------
                       Steel (0.6%)
              80,268   Allegheny Technologies Inc.                                                                    4,910,796
              45,725   Nucor Corp.                                                                                    4,791,523
              76,536   United States Steel Corp.                                                                      4,644,204
                                                                                                          ----------------------
                                                                                                                     14,346,523
                                                                                                          ----------------------
                       Telecommunication Equipment (1.8%)
             180,302   ADC Telecommunications, Inc. *                                                                 4,613,928
             351,541   Andrew Corp. *                                                                                 4,316,923
             880,913   CIENA Corp. *                                                                                  4,589,557
             174,362   Comverse Technology, Inc. *                                                                    4,102,738
             167,855   Corning, Inc. *                                                                                4,516,978
           1,460,434   Lucent Technologies Inc. *                                                                     4,454,324
             190,349   Motorola, Inc.                                                                                 4,360,896
              88,837   QUALCOMM Inc.                                                                                  4,496,041
             304,337   Tellabs, Inc. *                                                                                4,838,958
                                                                                                          ----------------------
                                                                                                                     40,290,343
                                                                                                          ----------------------

                       Tobacco (0.6%)
              57,583   Altria Group, Inc.                                                                             4,080,331
              41,440   Reynolds American, Inc.                                                                        4,371,920
             104,214   UST, Inc.                                                                                      4,335,302
                                                                                                          ----------------------
                                                                                                                     12,787,553
                                                                                                          ----------------------
                       Tools/Hardware (0.6%)
              49,287   Black & Decker Corp.                                                                           4,282,547
             112,467   Snap-On, Inc.                                                                                  4,287,242
              88,817   Stanley Works (The)                                                                            4,499,469
                                                                                                          ----------------------
                                                                                                                     13,069,258
                                                                                                          ----------------------
                       Trucks/Construction/Farm Machinery (1.0%)
              59,167   Caterpillar Inc.                                                                               4,248,782
              41,839   Cummins Inc.                                                                                   4,397,279
              57,529   Deere & Co.                                                                                    4,547,667
             148,086   Navistar International Corp. *                                                                 4,084,212
              59,761   PACCAR, Inc.                                                                                   4,211,955
                                                                                                          ----------------------
                                                                                                                     21,489,895
                                                                                                          ----------------------
                       Wholesale Distributors (0.4%)
              94,089   Genuine Parts Co.                                                                              4,123,921
              60,081   Grainger (W.W.), Inc.                                                                          4,527,103
                                                                                                          ----------------------
                                                                                                                      8,651,024
                                                                                                          ----------------------
                       TOTAL COMMON STOCKS
                         (Cost $1,260,613,426)                                                                    2,178,024,521
                                                                                                          ----------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
---------------------
                       SHORT-TERM INVESTMENT (1.7%)
                       REPURCHASE AGREEMENT
            $ 37,401   Joint repurchase agreement account 4.785% due 04/03/06
                       (dated 3/31/06; proceeds $37,415,914) (b) (Cost $37,401,000)                                  37,401,000
                                                                                                          ----------------------

                       TOTAL INVESTMENTS
                         (Cost $1,298,014,426) (c)(d)                                      99.9%                  2,215,425,521
                       OTHER ASSETS IN EXCESS OF LIABILITIES                                0.1                       1,892,128
                                                                                     -----------------    ----------------------
                       NET ASSETS                                                         100.0%                 $2,217,317,649
                                                                                     =================    ======================

----------

     *    Non-income producing security.

     **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of $994,500.

     (a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general surpervision of the Fund's Trustees.

     (b)  Collateralized by federal agency and U.S. Treasury obligations.

     (c)  Securities have been designated as collateral in an amount equal to
          $37,891,887 in connection with open futures contracts.

     (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $939,091,174 and the aggregate gross unrealized depreciation is $21,680,079, resulting in net unrealized appreciation of $917,411,095.

Futures Contracts Open at March 31, 2006:

                                                DESCRIPTION,                                 UNREALIZED
NUMBER OF                                     DELIVERY MONTH,        UNDERLYING FACE        APPRECIATION/
CONTRACTS            LONG/SHORT                   AND YEAR           AMOUNT AT VALUE        DEPRECIATION
--------------------------------------------------------------------------------------------------------------

    13                  Long          S&P Midcap 400 Index               $5,189,600                  $210,860
                                      June/2006

   105                  Long          S&P Midcap 400 Mini Index           8,383,200                    72,566
                                      June/2006

    14                  Long          S&P 500 Index                       4,561,550                    73,780
                                      June/2006

   100                  Long          S&P 500 Mini Index                  6,516,500                   (81,250)
                                      June/2006

                                                                                        ----------------------
                                      Net Unrealized Appreciation....................                $275,956
                                                                                        ======================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted
     S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 18, 2006

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5